Contingent Liabilities	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Contingent Liabilities

NOTE 18:  CONTINGENT LIABILITIES

Other than as described below, there have been no new significant events or transactions as previously identified in Note 27 of the Bank's 2019 Annual Consolidated Financial Statements.

LITIGATION

In the ordinary course of business, the Bank and its subsidiaries are involved in various legal and regulatory actions. The Bank establishes legal provisions when it becomes probable that the Bank will incur a loss and the amount can be reliably estimated. The Bank also estimates the aggregate range of reasonably possible losses (RPL) in its legal and regulatory actions (that is, those which are neither probable nor remote), in excess of provisions. As at January 31, 2019, the Bank's RPL is from zero to approximately $544 million (October 31, 2019 – from zero to approximately $606 million). The Bank's provisions and RPL represent the Bank's best estimates based upon currently available information for actions for which estimates can be made, but there are a number of factors that could cause the Bank's provisions and/or RPL to be significantly different from its actual or reasonably possible losses. For example, the Bank's estimates involve significant judgment due to the varying stages of the proceedings, the existence of multiple defendants in many proceedings whose share of liability has yet to be determined, the numerous yet-unresolved issues in many of the proceedings, some of which are beyond the Bank's control and/or involve novel legal theories and interpretations, the attendant uncertainty of the various potential outcomes of such proceedings, and the fact that the underlying matters will change from time to time. In addition, some actions seek very large or indeterminable damages.

In management's opinion, based on its current knowledge and after consultation with counsel, the ultimate disposition of these actions, individually or in the aggregate, will not have a material adverse effect on the consolidated financial condition or the consolidated cash flows of the Bank. However, because of the factors listed above, as well as other uncertainties inherent in litigation and regulatory matters, there is a possibility that the ultimate resolution of legal or regulatory actions may be material to the Bank's consolidated results of operations for any particular reporting period.

Stanford Litigation – On May 3, 2019, two groups of plaintiffs comprising more than 950 investors in certificates of deposit issued by Stanford International Bank, Limited filed motions to intervene in The Official Stanford Investors Committee's case against the Bank and the other bank defendants. On September 18, 2019, the Court denied the motions to intervene. On October 14, 2019, one group of plaintiffs (comprising 147 investors) filed a notice of appeal to the Fifth Circuit, and on January 24, 2020, appellants filed their brief with the Fifth Circuit.

On November 26, 2019, the U.S. Receiver for the Stanford Receivership Estate filed a motion to enjoin the Texas state court action in the United States District Court for the Northern District of Texas. On January 15, 2020, the court granted the U.S. Receiver's motion to enjoin the Texas state court action.

Overdraft Litigation – On June 26, 2019, the Court issued an order preliminarily approving settlement of all claims consolidated in Multi-District Litigation (MDL) 2613 on a class-wide basis and directing notice to settlement class members. One class member submitted an objection to the terms of the settlement. On January 9, 2020, the Court issued an order granting final approval of the settlement, certifying the six settlement classes for settlement purposes only, and overruling the class member objection. On January 24, 2020, the Court entered a final judgment dismissing with prejudice any and all cases and claims consolidated in MDL 2613.

Consumer Class Actions – The Bank, along with several other Canadian financial institutions, is a defendant in a number of matters brought by consumers alleging provincial class claims in connection with various fees, interest rate calculations, and credit decisions. The cases are in various stages of maturity. In one matter, Masella v. The Toronto-Dominion Bank, the Quebec Superior Court approved the settlement of the action on October 17, 2019.